Trade and Other Payables - Summary of Trade and Other Payables (Details) - CAD ($)	Mar. 31, 2021	Mar. 31, 2020
Trade And Other Current Payables [Abstract]
Trade payables	$ 15,268,779	$ 5,157,772
Accrued liabilities and other payables	7,338,312	3,271,958
Employee salaries and benefits payable	2,198,821	3,089,673
Short-term portion of long-term payables	169,852	932,266
Trade and other payables	$ 24,975,764	$ 12,451,669